Stock Warrants - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Weighted average term of warrants			2 years 6 months	1 year 10 months 24 days
Weighted average exercise price of warrants per share		$ 4.72	$ 6.84	$ 7.51
Warrants Exercisable Share			$ 186,420
Conversion of Stock, Shares Issued	186,480	186,420	200,000
Stockholders' Equity, Reverse Stock Split			All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.
Class Of Warrant Or Right Exercised In Period			0	0	(4,814)
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				0.75
Granted			$ 0	$ 0	$ 9.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value					452,002
Unrecognized stock compensation expense				$ 166,604
Minimum
Class of Warrant or Right [Line Items]
Outstanding Warrants Expiration Date			May 31, 2013	May 31, 2013
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				0.66
Percentage Of Stock Option Vesting Period				20.00%
Maximum
Class of Warrant or Right [Line Items]
Outstanding Warrants Expiration Date			Mar. 21, 2018	May 31, 2015
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				15.00
Percentage Of Stock Option Vesting Period				50.00%